Fair value measurements (Note)	3 Months Ended
Sep. 27, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
FAIR VALUE MEASUREMENTS

Fair value is the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following fair value hierarchy is used in selecting inputs, with the highest priority given to Level 1, as these are the most transparent or reliable.

Level 1:	Quoted prices for identical instruments in active markets.

Level 2:
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs are not observable.

The following tables summarize the valuation of the Company’s financial instruments carried at fair value by the above pricing categories at September 27, 2014 and June 28, 2014 (in millions):

	September 27, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities	$21.6	$—	$—	$21.6
Foreign currency forward contracts	—	1.1	—	1.1
Funds associated with Israeli post employment benefits	—	18.1	—	18.1
Total assets	$21.6	$19.2	$—	$40.8
Liabilities:
Contingent consideration	$—	$—	$12.4	$12.4
Interest rate swap agreements	—	6.9	—	6.9
Foreign currency forward contracts	—	6.5	—	6.5
Total liabilities	$—	$13.4	$12.4	$25.8

	June 28, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Investment securities	$20.7	$—	$—	$20.7
Foreign currency forward contracts	—	3.1	—	3.1
Funds associated with Israeli post-employment benefits	—	19.3	—	19.3
Total assets	$20.7	$22.4	$—	$43.1
Liabilities:
Contingent consideration	$—	$—	$17.4	$17.4
Interest rate swap agreements	—	8.3	—	8.3
Foreign currency forward contracts	—	0.8	—	0.8
Total liabilities	$—	$9.1	$17.4	$26.5

The tables below present a reconciliation for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended September 27, 2014 and September 28, 2013 (in millions):

	Balance at June 28, 2014	Net realized investment gains (losses) and net change in unrealized appreciation (depreciation) included in net income (loss)	Net change in unrealized appreciation (depreciation) included in other comprehensive income (loss)	Purchases or Additions	Sales	Settlements	Balance at September 27, 2014
Liabilities:
Contingent consideration	$17.4	$—	$—	$—	$—	$(5.0)	$12.4

	Balance at June 29, 2013	Net realized investment gains (losses) and net change in unrealized appreciation (depreciation) included in net income (loss)	Net change in unrealized appreciation (depreciation) included in other comprehensive income (loss)	Purchases or Additions	Sales	Settlements	Balance at September 28, 2013
Liabilities:
Contingent Consideration	$22.2	$—	$—	$—	$—	$—	$22.2

Net realized gains (losses) in the tables above were recorded in Other expense (income), net in the Condensed Consolidated Statements of Operations. There were no transfers between Level 1, 2, and 3 during three months ended September 27, 2014 and September 28, 2013. The Company’s policy regarding the recording of transfers between levels is to record any such transfers at the end of the reporting period. See Note 6 for information on the Company's investment securities. See Note 7 for a discussion of derivatives.

Israeli post-employment benefits represent amounts the Company has deposited in funds managed by financial institutions that are designated by management to cover post-employment benefits for its Israeli employees that are required by Israeli law. The funds are recorded in Other non-current assets on the Condensed Consolidated Balance Sheets and values are determined using prices for recently traded financial instruments with similar underlying terms, as well as directly or indirectly observable inputs, such as interest rates and yield curves, that are observable at commonly quoted intervals.

Contingent consideration represents milestone payment obligations obtained through product acquisitions and is valued using estimates that utilize probability-weighted outcomes, sensitivity analysis, and discount rates reflective of the risk involved. The estimates are updated quarterly and the liabilities are adjusted to fair value depending on a number of assumptions, including the competitive landscape and regulatory approvals that may impact the future sales of a product.

As of September 27, 2014 and June 28, 2014, the carrying value and the fair value of the Company’s fixed rate long-term debt was $2.3 billion and $2.4 billion, respectively. As of September 27, 2014 and June 28, 2014, the Company's fixed rate long-term debt consisted of private placement senior notes with registration rights. The fair value was determined by discounting the future cash flows of the financial instruments to their present value, using interest rates currently offered for borrowings and deposits of similar nature and remaining maturities (Level 2).

The carrying amounts of the Company’s other financial instruments, consisting of cash and cash equivalents, accounts receivable, accounts payable, short-term debt and variable rate long-term debt, approximate their fair value.